(35) FINANCIAL INSTRUMENTS (Details 6) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 58,829	[1]
Effects In The Accumulated Comprehensive Income [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease (increase) Scenario I	1,289
Decrease (increase) Raise/drop of index by 25%	1,047	[2]
Decrease (increase) Raise/drop of index by 50%	804	[2]
Effects In The Profit Or Loss For The Year [Member]
Disclosure of detailed information about financial instruments [line items]
Decrease (increase) Scenario I	(246,997)
Decrease (increase) Raise/drop of index by 25%	(463,178)	[2]
Decrease (increase) Raise/drop of index by 50%	(679,357)	[2]
Interest Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(5,116,378)	[1]
Decrease (increase) Scenario I	(245,708)
Decrease (increase) Raise/drop of index by 25%	(462,131)	[2]
Decrease (increase) Raise/drop of index by 50%	(678,553)	[2]
Interest Rate Hedge [Member] | IGP-M [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (145,558)
Risk	raise of IGP-M
Rate in the period	7.30%
Most likely scenario	3.07%	[3]
Decrease (increase) Scenario I	R$ (4,469)
Decrease (increase) Raise/drop of index by 25%	(5,586)	[2]
Decrease (increase) Raise/drop of index by 50%	(6,703)	[2]
Interest Rate Hedge [Member] | IGP-M [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(145,558)
Decrease (increase) Scenario I	(4,469)
Decrease (increase) Raise/drop of index by 25%	(5,586)	[2]
Decrease (increase) Raise/drop of index by 50%	(6,703)	[2]
Interest Rate Hedge [Member] | TJLP [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (3,183,323)
Risk	raise of TJLP
Rate in the period	6.30%
Most likely scenario	5.09%	[3]
Decrease (increase) Scenario I	R$ (162,031)
Decrease (increase) Raise/drop of index by 25%	(202,539)	[2]
Decrease (increase) Raise/drop of index by 50%	(243,047)	[2]
Interest Rate Hedge [Member] | TJLP [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(3,183,323)
Decrease (increase) Scenario I	(162,031)
Decrease (increase) Raise/drop of index by 25%	(202,539)	[2]
Decrease (increase) Raise/drop of index by 50%	(243,047)	[2]
Interest Rate Hedge [Member] | CDI [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ (8,572,680)
Risk	raise of CDI
Rate in the period	5.97%
Most likely scenario	4.54%	[3]
Decrease (increase) Scenario I	R$ (389,200)
Decrease (increase) Raise/drop of index by 25%	(486,500)	[2]
Decrease (increase) Raise/drop of index by 50%	(583,799)	[2]
Interest Rate Hedge [Member] | CDI [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(6,516,480)
Decrease (increase) Scenario I	(295,848)
Decrease (increase) Raise/drop of index by 25%	(369,810)	[2]
Decrease (increase) Raise/drop of index by 50%	(443,772)	[2]
Interest Rate Hedge [Member] | CDI [Member] | Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(4,976,115)
Decrease (increase) Scenario I	(225,916)
Decrease (increase) Raise/drop of index by 25%	(282,395)	[2]
Decrease (increase) Raise/drop of index by 50%	(338,873)	[2]
Interest Rate Hedge [Member] | CDI [Member] | Financial Asset Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	2,919,915
Decrease (increase) Scenario I	132,564
Decrease (increase) Raise/drop of index by 25%	165,705	[2]
Decrease (increase) Raise/drop of index by 50%	198,846	[2]
Interest Rate Hedge [Member] | IPCA [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 5,874,481
Risk	drop in the IPCA
Rate in the period	4.20%
Most likely scenario	4.57%	[3]
Decrease (increase) Scenario I	R$ 268,464
Decrease (increase) Raise/drop of index by 25%	201,348	[2]
Decrease (increase) Raise/drop of index by 50%	134,232	[2]
Interest Rate Hedge [Member] | IPCA [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(3,422,062)
Decrease (increase) Scenario I	(156,388)
Decrease (increase) Raise/drop of index by 25%	(117,291)	[2]
Decrease (increase) Raise/drop of index by 50%	(78,194)	[2]
Interest Rate Hedge [Member] | IPCA [Member] | Derivatives - Plain Vanilla Swap [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	516,826
Decrease (increase) Scenario I	23,619
Decrease (increase) Raise/drop of index by 25%	17,714	[2]
Decrease (increase) Raise/drop of index by 50%	11,809	[2]
Interest Rate Hedge [Member] | IPCA [Member] | Concession Financial Asset [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	8,779,717
Decrease (increase) Scenario I	401,233
Decrease (increase) Raise/drop of index by 25%	300,925	[2]
Decrease (increase) Raise/drop of index by 50%	200,617	[2]
Interest Rate Hedge [Member] | SELIC [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	R$ 910,702
Risk	drop in the SELIC
Rate in the period	5.97%
Most likely scenario	4.56%	[3]
Decrease (increase) Scenario I	R$ 41,528
Decrease (increase) Raise/drop of index by 25%	31,146	[2]
Decrease (increase) Raise/drop of index by 50%	20,764	[2]
Interest Rate Hedge [Member] | SELIC [Member] | Financial Liability Instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	(83,073)
Decrease (increase) Scenario I	(3,788)
Decrease (increase) Raise/drop of index by 25%	(2,841)	[2]
Decrease (increase) Raise/drop of index by 50%	(1,894)	[2]
Interest Rate Hedge [Member] | SELIC [Member] | Sector Financial Asset and Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure	993,775
Decrease (increase) Scenario I	45,316
Decrease (increase) Raise/drop of index by 25%	33,987	[2]
Decrease (increase) Raise/drop of index by 50%	R$ 22,658	[2]

[1]	The exchange rates considered as of December 31, 2019 were R$ 4.03 per US$ 1.00 and R$ 4.53 per E 1.00.
[2]	In compliance with CVM Instruction 475/08, the percentages of increase were applied to the indexes in the probable scenario.
[3]	The indexes were obtained from information available in the market.